Expense Example - FidelityAdvisorFreedomFunds-Z6ComboPRO - FidelityAdvisorFreedomFunds-Z6ComboPRO - Fidelity Advisor Freedom 2035 Fund - Fidelity Advisor Freedom 2035 Fund - Class Z6	May 30, 2024 USD ($)
Expense Example:
1 year	$ 42
3 years	132
5 years	230
10 years	$ 518